Securities - Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	$ 177,658	$ 185,931	$ 198,433
Gross Unrealized Gains	2,595	2,117	1,362
Gross Unrealized Losses	(215)	(483)	(1,558)
Available-for-sale securities, at fair value	180,038	187,565	198,237
Held-to-maturity Securities [Abstract]
Held-to-maturity, Amortized Cost	47,997	50,713	57,278
Gross Unrealized Gains	630	572	544
Gross Unrealized Losses	(265)	(560)	(1,234)
Held-to-maturity, fair value (in dollars)	48,362	50,725	56,588
US Treasury and Government [Member]
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	55,049	57,108	45,168
Gross Unrealized Gains	78	21	38
Gross Unrealized Losses	(5)	(85)	(95)
Available-for-sale securities, at fair value	55,122	57,044	45,111
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	94,716	100,002	121,042
Gross Unrealized Gains	2,445	2,022	1,282
Gross Unrealized Losses	(28)	(108)	(934)
Available-for-sale securities, at fair value	97,133	101,916	121,390
Held-to-maturity Securities [Abstract]
Held-to-maturity, Amortized Cost	15,650	16,823	16,788
Gross Unrealized Gains	493	485	409
Gross Unrealized Losses	(83)	(123)	(528)
Held-to-maturity, fair value (in dollars)	16,060	17,185	16,669
Collateralized Mortgage Backed Securities [Member]
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	27,893	28,821	32,223
Gross Unrealized Gains	72	74	42
Gross Unrealized Losses	(182)	(290)	(529)
Available-for-sale securities, at fair value	27,783	28,605	31,736
Held-to-maturity Securities [Abstract]
Held-to-maturity, Amortized Cost	32,347	33,890	40,490
Gross Unrealized Gains	137	87	135
Gross Unrealized Losses	(182)	(437)	(706)
Held-to-maturity, fair value (in dollars)	$ 32,302	$ 33,540	$ 39,919